UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Semi-annual report for the six months ended April 30, 2023

A balanced approach
that seeks to build
and preserve wealth
for higher education

American Funds® College 2039 Fund, American Funds® College 2036 Fund, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®, American Funds College 2024 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2023. The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	10 years	Lifetime*	Expense ratios

Reflecting 3.50% maximum initial sales charge:
American Funds College 2039 Fund	–10.28%	—	—	–4.85%	0.87%
American Funds College 2036 Fund	–9.83	4.22%	—	4.43	0.80
American Funds College 2033 Fund	–9.13	4.11	—	5.29	0.75
American Funds College 2030 Fund	–8.15	3.63	5.95%	6.34	0.70
American Funds College 2027 Fund	–7.42	2.71	4.84	5.17	0.69
American Funds College 2024 Fund	–6.29	1.90	3.72	4.01	0.68

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–4.43	0.56	0.58	0.56	0.69

*	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds College Target Date Series for the periods ended April 30, 2023, are shown in the table below, as well as results of each fund’s benchmark and peer group index.

For additional information about the series, its investment results, holdings and the Target Date Solutions Committee, refer to capitalgroup.com/individual/products/target-date-college-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

3	Investment approach for American Funds College Target Date Series

4	Investment portfolios

17	Financial statements

23	Notes to financial statements

36	Financial highlights

The college target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, refer to capitalgroup.com.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds College Target Date Series	1

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested for Class 529-A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

American Funds College 2039 Fund[2]	11.63%	2.54%	—	—	–2.48%
S&P 500 Index[3,4]	8.63	2.66	—	—	3.90
Bloomberg U.S. Aggregate Index[4,5]	6.91	–0.43	—	—	–4.04

American Funds College 2036 Fund[2]	10.45	2.09	5.14%	—	5.32
S&P 500 Index[3,4]	8.63	2.66	11.45	—	11.26
Bloomberg U.S. Aggregate Index[4,5]	6.91	–0.43	1.18	—	1.07

American Funds College 2033 Fund[2]	8.87	1.26	5.01	—	5.84
S&P 500 Index[3,4]	8.63	2.66	11.45	—	11.16
Bloomberg U.S. Aggregate Index[4,5]	6.91	–0.43	1.18	—	1.09

American Funds College 2030 Fund	7.52	0.69	4.54	6.13%	6.74
American Funds College 2027 Fund	6.40	0.12	3.60	5.01	5.56
American Funds College 2024 Fund	5.06	0.08	2.77	3.89	4.37
S&P 500 Index[3,4]	8.63	2.66	11.45	12.20	12.49
Bloomberg U.S. Aggregate Index[4,5]	6.91	–0.43	1.18	1.32	1.43

American Funds College Enrollment Fund	4.57	0.26	1.27	0.86	0.84
Bloomberg U.S. Aggregate 1–5 Years Index[4,6]	3.79	1.06	1.34	1.14	1.13

Past results are not predictive of results in future periods.

[1]	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	Five- and 10-year returns for College 2039 Fund are unavailable since the fund commenced operations on March 26, 2021. 10-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018. 10-year returns for College 2033 Fund are unavailable since the fund commenced operations on March 27, 2015.
[3]	The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[5]	The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.
[6]	The Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/ Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.

2	American Funds College Target Date Series

Investment approach for
American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The series overall has a conservative tilt. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Target Date Solutions Committee do not attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the gliding schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

The target allocations shown are as of April 30, 2023, and are subject to the Target Date Solutions Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below the allocations shown in the prospectus. Underlying funds may be added or removed during the year. Refer to capitalgroup.com for current allocations.

American Funds College Target Date Series	3

American Funds College 2039 Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 45%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	1,450,584	$49,682
SMALLCAP World Fund, Inc., Class R-6	772,819	48,232
The Growth Fund of America, Class R-6	634,894	35,237
New Perspective Fund, Class R-6	603,094	31,831
EuroPacific Growth Fund, Class R-6	394,205	21,460
The New Economy Fund, Class R-6	413,329	20,013
American Funds Global Insight Fund, Class R-6	612,026	12,296
		218,751

Growth-and-income funds 36%
Fundamental Investors, Class R-6	752,501	48,755
Capital World Growth and Income Fund, Class R-6	821,668	45,512
The Investment Company of America, Class R-6	953,849	42,618
Washington Mutual Investors Fund, Class R-6	360,060	19,231
International Growth and Income Fund, Class R-6	433,954	15,123
		171,239

Balanced funds 8%
American Funds Global Balanced Fund, Class R-6	598,029	20,501
American Balanced Fund, Class R-6	686,322	20,500
		41,001

Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	4,103,167	51,372

Total investment securities 100% (cost: $499,951,000)		482,363
Other assets less liabilities 0%		(118)

Net assets 100%		$482,245

4	American Funds College Target Date Series

American Funds College 2039 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
AMCAP Fund, Class R-6[1]	$29,594	$15,492	$—	$—	$4,596	$49,682	$—	$—
SMALLCAP World Fund, Inc., Class R-6	27,985	17,185	—	—	3,062	48,232	106	—
The Growth Fund of America, Class R-6	21,216	12,221	—	—	1,800	35,237	168	862
New Perspective Fund, Class R-6	20,099	8,999	—	—	2,733	31,831	265	729
EuroPacific Growth Fund, Class R-6	13,675	4,914	—	—	2,871	21,460	228	—
The New Economy Fund, Class R-6	11,999	6,258	—	—	1,756	20,013	44	—
American Funds Global Insight Fund, Class R-6	5,858	5,356	—	—	1,082	12,296	98	—
						218,751
Growth-and-income funds 36%
Fundamental Investors, Class R-6	31,374	14,277	—	—	3,104	48,755	452	486
Capital World Growth and Income Fund, Class R-6	27,547	13,692	—	—	4,273	45,512	417	—
The Investment Company of America, Class R-6	24,196	15,780	—	—	2,642	42,618	288	871
Washington Mutual Investors Fund, Class R-6	11,104	7,691	—	—	436	19,231	188	181
International Growth and Income Fund, Class R-6	9,114	3,844	—	—	2,165	15,123	123	123
						171,239
Balanced funds 8%
American Funds Global Balanced Fund, Class R-6	9,775	9,401	—	—	1,325	20,501	114	—
American Balanced Fund, Class R-6	9,775	9,954	—	—	771	20,500	150	—
						41,001
Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	25,973	24,105	—	—	1,294	51,372	588	—
Capital World Bond Fund, Class R-6[3]	—	—	46	46	—	—	(46)	—
						51,372
Total 100%				$46	$33,910	$482,363	$3,183	$3,252

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	5

American Funds College 2036 Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 31%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	3,453,770	$118,292
The Growth Fund of America, Class R-6	1,877,131	104,181
SMALLCAP World Fund, Inc., Class R-6	1,666,479	104,005
New Perspective Fund, Class R-6	1,420,215	74,959
American Funds Global Insight Fund, Class R-6	2,931,372	58,891
The New Economy Fund, Class R-6	1,097,920	53,161
EuroPacific Growth Fund, Class R-6	454,807	24,760
		538,249

Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	2,735,619	151,526
The Investment Company of America, Class R-6	3,120,675	139,432
Fundamental Investors, Class R-6	2,142,738	138,828
Washington Mutual Investors Fund, Class R-6	1,761,540	94,084
International Growth and Income Fund, Class R-6	1,439,030	50,150
		574,020

Balanced funds 10%
American Balanced Fund, Class R-6	3,193,646	95,394
American Funds Global Balanced Fund, Class R-6	2,027,828	69,514
		164,908

Fixed income funds 25%
U.S. Government Securities Fund, Class R-6	16,979,106	212,578
The Bond Fund of America, Class R-6	18,134,129	210,900
		423,478

Total investment securities 100% (cost: $1,819,461,000)		1,700,655
Other assets less liabilities 0%		(398)

Net assets 100%		$1,700,257

6	American Funds College Target Date Series

American Funds College 2036 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 31%
AMCAP Fund, Class R-6[1]	$101,930	$3,836	$—	$—	$12,526	$118,292	$—	$—
The Growth Fund of America, Class R-6	85,609	13,185	—	—	5,387	104,181	617	3,176
SMALLCAP World Fund, Inc., Class R-6	94,894	323	—	—	8,788	104,005	323	—
New Perspective Fund, Class R-6	63,846	3,846	—	—	7,267	74,959	766	2,107
American Funds Global Insight Fund, Class R-6	49,107	2,547	—	—	7,237	58,891	757	—
The New Economy Fund, Class R-6	45,423	2,260	—	—	5,478	53,161	147	—
EuroPacific Growth Fund, Class R-6	20,566	324	—	—	3,870	24,760	324	—
						538,249
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	123,233	11,025	—	—	17,268	151,526	1,603	—
The Investment Company of America, Class R-6	116,302	13,229	—	—	9,901	139,432	1,110	3,780
Fundamental Investors, Class R-6	116,452	12,363	—	—	10,013	138,828	1,451	1,642
Washington Mutual Investors Fund, Class R-6	74,929	16,639	—	—	2,516	94,084	1,069	1,104
International Growth and Income Fund, Class R-6	39,957	1,379	—	—	8,814	50,150	455	517
						574,020
Balanced funds 10%
American Balanced Fund, Class R-6	76,034	14,407	—	—	4,953	95,394	980	—
American Funds Global Balanced Fund, Class R-6	59,116	3,887	—	—	6,511	69,514	532	—
						164,908
Fixed income funds 25%
U.S. Government Securities Fund, Class R-6	171,054	33,964	—	—	7,560	212,578	2,996	—
The Bond Fund of America, Class R-6	140,722	62,818	—	—	7,360	210,900	3,003	—
Capital World Bond Fund, Class R-6[3]	—	—	307	307	—	—	(307)	—
						423,478
Total 100%				$307	$125,449	$1,700,655	$15,826	$12,326

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	7

American Funds College 2033 Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 11%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,124,738	$72,772
New Perspective Fund, Class R-6	1,154,598	60,940
American Funds Global Insight Fund, Class R-6	2,998,933	60,249
The Growth Fund of America, Class R-6	612,383	33,987
SMALLCAP World Fund, Inc., Class R-6	428,528	26,744
The New Economy Fund, Class R-6	350,177	16,956
		271,648

Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	3,684,977	204,111
The Investment Company of America, Class R-6	3,605,185	161,080
American Mutual Fund, Class R-6	3,106,447	153,924
Washington Mutual Investors Fund, Class R-6	2,790,490	149,040
Fundamental Investors, Class R-6	1,879,361	121,764
International Growth and Income Fund, Class R-6	1,582,905	55,164
		845,083

Equity-income funds 5%
Capital Income Builder, Class R-6	1,162,534	75,576
The Income Fund of America, Class R-6	2,446,498	56,294
		131,870

Balanced funds 10%
American Balanced Fund, Class R-6	5,539,745	165,472
American Funds Global Balanced Fund, Class R-6	2,290,844	78,530
		244,002

Fixed income funds 40%
The Bond Fund of America, Class R-6	45,672,788	531,175
U.S. Government Securities Fund, Class R-6	20,793,823	260,339
American Funds Mortgage Fund, Class R-6	10,533,770	96,489
American Funds Strategic Bond Fund, Class R-6	9,933,164	96,451
		984,454

Total investment securities 100% (cost: $2,645,835,000)		2,477,057
Other assets less liabilities 0%		(628)

Net assets 100%		$2,476,429

8	American Funds College Target Date Series

American Funds College 2033 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 11%
AMCAP Fund, Class R-6[1]	$74,513	$—	$9,851	$288	$7,822	$72,772	$—	$—
New Perspective Fund, Class R-6	57,577	2,592	5,338	152	5,957	60,940	691	1,900
American Funds Global Insight Fund, Class R-6	59,045	910	7,799	(498)	8,591	60,249	911	—
The Growth Fund of America, Class R-6	48,536	2,019	17,851	177	1,106	33,987	328	1,691
SMALLCAP World Fund, Inc., Class R-6	40,764	139	17,715	(1,282)	4,838	26,744	139	—
The New Economy Fund, Class R-6	24,082	78	9,366	(3,924)	6,086	16,956	78	—
						271,648
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	179,665	6,650	6,744	814	23,726	204,111	2,267	—
The Investment Company of America, Class R-6	146,718	6,346	3,629	316	11,329	161,080	1,341	4,721
American Mutual Fund, Class R-6	106,297	45,224	—	—	2,403	153,924	1,596	3,019
Washington Mutual Investors Fund, Class R-6	131,340	13,417	—	—	4,283	149,040	1,782	1,885
Fundamental Investors, Class R-6	119,883	4,461	11,870	449	8,841	121,764	1,411	1,668
International Growth and Income Fund, Class R-6	49,513	2,466	7,582	535	10,232	55,164	529	640
						845,083
Equity-income funds 5%
Capital Income Builder, Class R-6	53,523	17,712	—	—	4,341	75,576	1,399	—
The Income Fund of America, Class R-6	39,106	16,673	—	—	515	56,294	942	1,401
						131,870
Balanced funds 10%
American Balanced Fund, Class R-6	140,341	16,474	—	—	8,657	165,472	1,706	—
American Funds Global Balanced Fund, Class R-6	71,158	1,718	2,030	99	7,585	78,530	619	—
						244,002
Fixed income funds 40%
The Bond Fund of America, Class R-6	424,211	85,513	—	—	21,451	531,175	8,316	—
U.S. Government Securities Fund, Class R-6	229,684	21,122	265	12	9,786	260,339	3,757	—
American Funds Mortgage Fund, Class R-6	64,292	29,193	—	—	3,004	96,489	1,576	—
American Funds Strategic Bond Fund, Class R-6[3]	64,209	30,279	48	—	2,011	96,451	3,074	—
Capital World Bond Fund, Class R-6[3]	—	—	259	259	—	—	(259)	—
						984,454
Total 100%				$(2,603)	$152,564	$2,477,057	$32,203	$16,925

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	9

American Funds College 2030 Fund	unaudited
Investment portfolio April 30, 2023

Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	735,484	$14,776
New Perspective Fund, Class R-6	278,208	14,684
AMCAP Fund, Class R-6[1]	425,363	14,568
		44,028

Growth-and-income funds 23%
American Mutual Fund, Class R-6	5,929,621	293,813
Capital World Growth and Income Fund, Class R-6	2,936,024	162,626
Washington Mutual Investors Fund, Class R-6	2,749,287	146,839
The Investment Company of America, Class R-6	2,147,785	95,963
Fundamental Investors, Class R-6	449,697	29,136
International Growth and Income Fund, Class R-6	424,932	14,809
		743,186

Equity-income funds 13%
The Income Fund of America, Class R-6	11,000,760	253,128
Capital Income Builder, Class R-6	2,798,126	181,906
		435,034

Balanced funds 9%
American Balanced Fund, Class R-6	7,626,899	227,816
American Funds Global Balanced Fund, Class R-6	2,129,442	72,997
		300,813

Fixed income funds 54%
The Bond Fund of America, Class R-6	62,563,270	727,611
Intermediate Bond Fund of America, Class R-6	31,581,925	399,827
American Funds Mortgage Fund, Class R-6	31,775,354	291,062
American Funds Strategic Bond Fund, Class R-6	29,924,797	290,570
U.S. Government Securities Fund, Class R-6	5,869,697	73,489
		1,782,559

Total investment securities 100% (cost: $3,558,584,000)		3,305,620
Other assets less liabilities 0%		(1,130)

Net assets 100%		$3,304,490

10	American Funds College Target Date Series

American Funds College 2030 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$23,050	$355	$11,679	$(900)	$3,950	$14,776	$355	$—
New Perspective Fund, Class R-6	22,436	1,043	11,151	(2,797)	5,153	14,684	269	741
AMCAP Fund, Class R-6[1]	22,608	113	10,829	(2,939)	5,615	14,568	—	—
						44,028
Growth-and-income funds 23%
American Mutual Fund, Class R-6	261,435	28,818	—	—	3,560	293,813	3,514	7,426
Capital World Growth and Income Fund, Class R-6	164,917	5,668	30,438	2,541	19,938	162,626	1,981	—
Washington Mutual Investors Fund, Class R-6	145,176	8,240	11,120	1,646	2,897	146,839	1,895	2,084
The Investment Company of America, Class R-6	105,713	5,868	24,009	(1,451)	9,842	95,963	883	3,401
Fundamental Investors, Class R-6	45,989	1,371	22,063	(3,620)	7,459	29,136	484	640
International Growth and Income Fund, Class R-6	22,360	479	12,690	(261)	4,921	14,809	190	289
						743,186
Equity-income funds 13%
The Income Fund of America, Class R-6	200,625	50,479	—	—	2,024	253,128	4,533	7,186
Capital Income Builder, Class R-6	152,963	17,238	—	—	11,705	181,906	3,751	—
						435,034
Balanced funds 9%
American Balanced Fund, Class R-6	206,335	9,159	—	—	12,322	227,816	2,455	—
American Funds Global Balanced Fund, Class R-6	69,444	931	4,838	112	7,348	72,997	591	—
						300,813
Fixed income funds 54%
The Bond Fund of America, Class R-6	640,502	55,719	216	9	31,597	727,611	11,831	—
Intermediate Bond Fund of America, Class R-6	277,317	112,163	—	—	10,347	399,827	5,404	—
American Funds Mortgage Fund, Class R-6	229,583	50,718	—	—	10,761	291,062	4,965	—
American Funds Strategic Bond Fund, Class R-6[3]	227,119	56,446	169	—	7,174	290,570	9,974	—
U.S. Government Securities Fund, Class R-6	110,305	1,384	42,426	(5,327)	9,553	73,489	1,384	—
						1,782,559
Total 100%				$(12,987)	$166,166	$3,305,620	$54,459	$21,767

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	11

American Funds College 2027 Fund	unaudited
Investment portfolio April 30, 2023

Growth-and-income funds 13%	Shares	Value (000)
American Mutual Fund, Class R-6	5,167,684	$256,059
Capital World Growth and Income Fund, Class R-6	1,380,852	76,485
Washington Mutual Investors Fund, Class R-6	619,464	33,086
The Investment Company of America, Class R-6	392,820	17,551
		383,181

Equity-income funds 9%
The Income Fund of America, Class R-6	7,513,444	172,884
Capital Income Builder, Class R-6	1,381,881	89,836
		262,720

Balanced funds 8%
American Balanced Fund, Class R-6	6,711,607	200,476
American Funds Global Balanced Fund, Class R-6	499,263	17,115
		217,591

Fixed income funds 70%
Intermediate Bond Fund of America, Class R-6	70,105,551	887,536
The Bond Fund of America, Class R-6	41,255,990	479,807
American Funds Mortgage Fund, Class R-6	42,635,395	390,540
American Funds Strategic Bond Fund, Class R-6	28,934,676	280,956
		2,038,839

Total investment securities 100% (cost: $3,126,188,000)		2,902,331
Other assets less liabilities 0%		(775)

Net assets 100%		$2,901,556

12	American Funds College Target Date Series

American Funds College 2027 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 13%
American Mutual Fund, Class R-6	$245,956	$19,276	$12,812	$2,486	$1,153	$256,059	$3,141	$6,718
Capital World Growth and Income Fund, Class R-6	73,477	2,631	9,471	915	8,933	76,485	838	—
Washington Mutual Investors Fund, Class R-6	41,274	1,468	11,198	(217)	1,759	33,086	417	450
The Investment Company of America, Class R-6	20,814	855	5,757	(783)	2,422	17,551	144	496
						383,181
Equity-income funds 9%
The Income Fund of America, Class R-6	174,047	10,687	14,463	768	1,845	172,884	3,426	5,747
Capital Income Builder, Class R-6	93,086	2,502	12,852	(493)	7,593	89,836	1,957	—
						262,720
Balanced funds 8%
American Balanced Fund, Class R-6	184,169	7,815	2,669	129	11,032	200,476	2,160	—
American Funds Global Balanced Fund, Class R-6	20,374	134	5,438	(954)	2,999	17,115	134	—
						217,591
Fixed income funds 70%
Intermediate Bond Fund of America, Class R-6	722,313	139,761	—	—	25,462	887,536	12,888	—
The Bond Fund of America, Class R-6	449,902	9,994	2,102	79	21,934	479,807	8,022	—
American Funds Mortgage Fund, Class R-6	330,732	44,422	—	—	15,386	390,540	6,961	—
American Funds Strategic Bond Fund, Class R-6[2]	250,062	23,857	191	—	7,228	280,956	10,816	—
						2,038,839
Total 100%				$1,930	$107,746	$2,902,331	$50,904	$13,411

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	13

American Funds College 2024 Fund	unaudited
Investment portfolio April 30, 2023

Growth-and-income funds 6%	Shares	Value (000)
American Mutual Fund, Class R-6	3,632,452	$179,988
Capital World Growth and Income Fund, Class R-6	241,990	13,404
		193,392

Equity-income funds 2%
The Income Fund of America, Class R-6	1,451,306	33,394
Capital Income Builder, Class R-6	205,950	13,389
		46,783

Balanced funds 5%
American Balanced Fund, Class R-6	5,503,942	164,403

Fixed income funds 87%
Intermediate Bond Fund of America, Class R-6	82,888,370	1,049,367
Short-Term Bond Fund of America, Class R-6	85,706,528	816,783
American Funds Mortgage Fund, Class R-6	36,644,823	335,667
American Funds Strategic Bond Fund, Class R-6	31,041,197	301,410
The Bond Fund of America, Class R-6	8,737,428	101,616
		2,604,843

Total investment securities 100% (cost: $3,236,870,000)		3,009,421
Other assets less liabilities 0%		(877)

Net assets 100%		$3,008,544

14	American Funds College Target Date Series

American Funds College 2024 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 6%
American Mutual Fund, Class R-6	$193,444	$12,594	$29,236	$5,356	$(2,170)	$179,988	$2,260	$4,946
Capital World Growth and Income Fund, Class R-6	21,969	184	11,400	1,039	1,612	13,404	184	—
						193,392
Equity-income funds 2%
The Income Fund of America, Class R-6	52,692	2,923	23,255	271	763	33,394	800	1,503
Capital Income Builder, Class R-6	22,150	376	10,771	(624)	2,258	13,389	360	—
						46,783
Balanced funds 5%
American Balanced Fund, Class R-6	166,138	4,021	15,656	(1,096)	10,996	164,403	1,823	—
Fixed income funds 87%
Intermediate Bond Fund of America, Class R-6	1,009,877	20,213	14,470	5	33,742	1,049,367	16,288	—
Short-Term Bond Fund of America, Class R-6	639,391	175,969	8,950	63	10,310	816,783	10,478	—
American Funds Mortgage Fund, Class R-6	334,516	6,457	20,358	(1,694)	16,746	335,667	6,324	—
American Funds Strategic Bond Fund, Class R-6[2]	275,482	19,561	1,701	(12)	8,080	301,410	11,641	—
The Bond Fund of America, Class R-6	162,967	2,180	70,608	(9,053)	16,130	101,616	2,163	—
						2,604,843
Total 100%				$(5,745)	$98,467	$3,009,421	$52,321	$6,449

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	15

American Funds College Enrollment Fund	unaudited
Investment portfolio April 30, 2023

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,950,899	$96,667

Balanced funds 5%
American Balanced Fund, Class R-6	3,236,584	96,677

Fixed income funds 90%
Intermediate Bond Fund of America, Class R-6	53,573,691	678,243
Short-Term Bond Fund of America, Class R-6	71,078,954	677,383
American Funds Mortgage Fund, Class R-6	21,231,139	194,477
American Funds Strategic Bond Fund, Class R-6	19,935,445	193,573
		1,743,676

Total investment securities 100% (cost: $2,104,293,000)		1,937,020
Other assets less liabilities 0%		(586)

Net assets 100%		$1,936,434

Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$106,871	$4,332	$15,861	$638	$687	$96,667	$1,275	$2,837
Balanced funds 5%
American Balanced Fund, Class R-6	106,804	1,144	17,297	(2,026)	8,052	96,677	1,135	—
Fixed income funds 90%
Intermediate Bond Fund of America, Class R-6	744,156	11,013	100,847	(7,380)	31,301	678,243	11,012	—
Short-Term Bond Fund of America, Class R-6	743,966	9,836	86,129	(4,144)	13,854	677,383	9,836	—
American Funds Mortgage Fund, Class R-6	211,153	3,952	30,182	(3,354)	12,908	194,477	3,739	—
American Funds Strategic Bond Fund, Class R-6[2]	207,768	8,512	28,840	(4,375)	10,508	193,573	8,108	—
						1,743,676
Total 100%				$(20,641)	$77,310	$1,937,020	$35,105	$2,837

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

16	American Funds College Target Date Series

Financial statements

Statements of assets and liabilities	unaudited
at April 30, 2023	(dollars and shares in thousands, except per-share amounts)

		College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Assets:
Investment securities of affiliated issuers, at value		$482,363	$1,700,655	$2,477,057	$3,305,620	$2,902,331
Receivables for:
Sales of fund’s shares		1,411	1,617	1,614	1,757	1,316
Dividends		154	1,289	2,767	4,640	5,433
Total assets		483,928	1,703,561	2,481,438	3,312,017	2,909,080

Liabilities:
Payables for:
Purchases of investments		1,417	2,548	4,266	5,862	6,361
Repurchases of fund’s shares		148	323	115	818	385
Services provided by related parties		94	345	497	669	621
Trustees’ deferred compensation		1	5	10	16	15
Other		23	83	121	162	142
Total liabilities		1,683	3,304	5,009	7,527	7,524
Net assets at April 30, 2023		$482,245	$1,700,257	$2,476,429	$3,304,490	$2,901,556

Net assets consist of:
Capital paid in on shares of beneficial interest		$496,026	$1,802,132	$2,618,830	$3,527,057	$3,087,794
Total accumulated loss		(13,781)	(101,875)	(142,401)	(222,567)	(186,238)
Net assets at April 30, 2023		$482,245	$1,700,257	$2,476,429	$3,304,490	$2,901,556

Investment securities of affiliated issuers, at cost		$499,951	$1,819,461	$2,645,835	$3,558,584	$3,126,188

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$343,012	$1,317,031	$2,035,118	$2,723,200	$2,310,380
	Shares outstanding	37,255	123,136	183,633	220,748	198,167
	Net asset value per share	$9.21	$10.70	$11.08	$12.34	$11.66
Class 529-C:	Net assets	$36,117	$93,093	$80,025	$115,066	$143,739
	Shares outstanding	3,953	8,821	7,294	9,443	12,461
	Net asset value per share	$9.14	$10.55	$10.97	$12.19	$11.54
Class 529-E:	Net assets	$6,687	$36,988	$63,081	$87,657	$77,017
	Shares outstanding	727	3,467	5,726	7,165	6,665
	Net asset value per share	$9.19	$10.67	$11.02	$12.23	$11.55
Class 529-T:	Net assets	$10	$13	$14	$14	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$9.25	$10.79	$11.13	$12.37	$11.69
Class 529-F-1:	Net assets	$9	$13	$11	$11	$10
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$9.25	$10.76	$11.13	$12.39	$11.72
Class 529-F-2:	Net assets	$96,315	$253,091	$297,609	$377,488	$370,386
	Shares outstanding	10,427	23,685	26,877	30,626	31,799
	Net asset value per share	$9.24	$10.69	$11.07	$12.33	$11.65
Class 529-F-3:	Net assets	$95	$28	$571	$1,054	$11
	Shares outstanding	10	3	52	86	1
	Net asset value per share	$9.25	$10.81	$11.07	$12.32	$11.64

Refer to the notes to financial statements.

American Funds College Target Date Series	17

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		College 2024 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$3,009,421	$1,937,020
Receivables for:
Sales of fund’s shares		1,572	1,032
Dividends		6,784	4,529
Total assets		3,017,777	1,942,581

Liabilities:
Payables for:
Purchases of investments		6,896	4,700
Repurchases of fund’s shares		1,457	864
Services provided by related parties		715	464
Trustees’ deferred compensation		17	23
Other		148	96
Total liabilities		9,233	6,147
Net assets at April 30, 2023		$3,008,544	$1,936,434

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,211,272	$2,124,248
Total accumulated loss		(202,728)	(187,814)
Net assets at April 30, 2023		$3,008,544	$1,936,434

Investment securities of affiliated issuers, at cost		$3,236,870	$2,104,293

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$2,327,088	$1,516,500
	Shares outstanding	209,571	163,838
	Net asset value per share	$11.10	$9.26
Class 529-C:	Net assets	$218,136	$110,208
	Shares outstanding	19,876	11,817
	Net asset value per share	$10.97	$9.33
Class 529-E:	Net assets	$91,290	$64,186
	Shares outstanding	8,262	6,947
	Net asset value per share	$11.05	$9.24
Class 529-T:	Net assets	$12	$11
	Shares outstanding	1	1
	Net asset value per share	$11.13	$9.26
Class 529-F-1:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$11.15	$9.28
Class 529-F-2:	Net assets	$371,447	$245,509
	Shares outstanding	33,488	26,541
	Net asset value per share	$11.09	$9.25
Class 529-F-3:	Net assets	$561	$10
	Shares outstanding	51	1
	Net asset value per share	$11.09	$9.24

Refer to the notes to financial statements.

18	American Funds College Target Date Series

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

	College 2039 Fund		College 2036 Fund		College 2033 Fund		College 2030 Fund		College 2027 Fund
Investment income:
Income:
Dividends from affiliated issuers	$3,183		$15,826		$32,203		$54,459		$50,904

Fees and expenses*:
Distribution services	560		2,011		2,892		3,915		3,530
Transfer agent services	202		808		1,220		1,654		1,444
529 plan services	115		467		698		945		833
Reports to shareholders	5		19		28		38		33
Registration statement and prospectus	33		69		89		111		84
Trustees’ compensation	1		4		5		7		7
Auditing and legal	—	†	2		2		4		3
Custodian	—	†	2		3		4		4
Other	1		2		4		5		4
Total fees and expenses before reimbursements	917		3,384		4,941		6,683		5,942
Transfer agent services reimbursements	—	†	—	†	—	†	—	†	—	†
Total fees and expenses after reimbursements	917		3,384		4,941		6,683		5,942
Net investment income	2,266		12,442		27,262		47,776		44,962

Net realized gain (loss) and unrealized appreciation:
Net realized gain (loss) on sale of investments in affiliated issuers	46		307		(2,603)		(12,987)		1,930
Capital gain distributions received from affiliated issuers	3,252		12,326		16,925		21,767		13,411
	3,298		12,633		14,322		8,780		15,341
Net unrealized appreciation on investments in affiliated issuers	33,910		125,449		152,564		166,166		107,746
Net realized gain (loss) and unrealized appreciation	37,208		138,082		166,886		174,946		123,087

Net increase in net assets resulting from operations	$39,474		$150,524		$194,148		$222,722		$168,049

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds College Target Date Series	19

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2023 (continued)	(dollars in thousands)

	College 2024 Fund		College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$52,321		$35,105

Fees and expenses*:
Distribution services	4,006		2,599
Transfer agent services	1,529		998
529 plan services	884		600
Reports to shareholders	35		23
Registration statement and prospectus	60		27
Trustees’ compensation	7		5
Auditing and legal	3		2
Custodian	4		3
Other	5		4
Total fees and expenses before reimbursements	6,533		4,261
Transfer agent services reimbursements	—	†	— †
Total fees and expenses after reimbursements	6,533		4,261
Net investment income	45,788		30,844

Net realized gain (loss) and unrealized appreciation:
Net realized gain (loss) on sale of investments in affiliated issuers	(5,745)		(20,641)
Capital gain distributions received from affiliated issuers	6,449		2,837
	704		(17,804)
Net unrealized appreciation on investments in affiliated issuers	98,467		77,310
Net realized gain (loss) and unrealized appreciation	99,171		59,506

Net increase in net assets resulting from operations	$144,959		$90,350

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

20	American Funds College Target Date Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	College 2039 Fund		College 2036 Fund		College 2033 Fund
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$2,266	$1,465	$12,442	$16,092	$27,262	$34,369
Net realized gain (loss)	3,298	5,359	12,633	46,034	14,322	55,586
Net unrealized appreciation (depreciation)	33,910	(53,241)	125,449	(381,538)	152,564	(506,192)
Net increase (decrease) in net assets resulting from operations	39,474	(46,417)	150,524	(319,412)	194,148	(416,237)

Distributions paid to shareholders	(8,160)	(512)	(65,538)	(103,659)	(97,515)	(237,382)

Net capital share transactions	171,577	257,155	236,487	449,200	255,902	542,538

Total increase (decrease) in net assets	202,891	210,226	321,473	26,129	352,535	(111,081)

Net assets:
Beginning of period	279,354	69,128	1,378,784	1,352,655	2,123,894	2,234,975
End of period	$482,245	$279,354	$1,700,257	$1,378,784	$2,476,429	$2,123,894

	College 2030 Fund		College 2027 Fund		College 2024 Fund
	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$47,776	$57,765	$44,962	$52,631	$45,788	$50,998
Net realized gain (loss)	8,780	47,326	15,341	23,601	704	13,371
Net unrealized appreciation (depreciation)	166,166	(537,359)	107,746	(403,809)	98,467	(382,326)
Net increase (decrease) in net assets resulting from operations	222,722	(432,268)	168,049	(327,577)	144,959	(317,957)

Distributions paid to shareholders	(119,272)	(348,319)	(89,086)	(192,518)	(78,730)	(144,351)

Net capital share transactions	273,995	654,174	217,171	448,774	64,312	202,263

Total increase (decrease) in net assets	377,445	(126,413)	296,134	(71,321)	130,541	(260,045)

Net assets:
Beginning of period	2,927,045	3,053,458	2,605,422	2,676,743	2,878,003	3,138,048
End of period	$3,304,490	$2,927,045	$2,901,556	$2,605,422	$3,008,544	$2,878,003

Refer to the end of the statements of changes in net assets for footnote.

Refer to the notes to financial statements.

American Funds College Target Date Series	21

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	College Enrollment Fund
	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$30,844	$35,492
Net realized gain (loss)	(17,804)	(18,838)
Net unrealized appreciation (depreciation)	77,310	(240,469)
Net increase (decrease) in net assets resulting from operations	90,350	(223,815)

Distributions paid to shareholders	(45,828)	(30,814)

Net capital share transactions	(228,051)	(603,251)

Total increase (decrease) in net assets	(183,529)	(857,880)

Net assets:
Beginning of period	2,119,963	2,977,843
End of period	$1,936,434	$2,119,963

*	Unaudited.

Refer to the notes to financial statements.

22	American Funds College Target Date Series

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds College Target Date Series	23

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2023, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

24	American Funds College Target Date Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds College Target Date Series	25

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

26	American Funds College Target Date Series

As of and during the period ended April 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College Enrollment Fund
As of October 31, 2022
Undistributed ordinary income	$1,061	$11,380	$26,749	$45,814	$42,819	$43,620	$31,302
Undistributed long-term capital gains	5,388	46,508	56,146	48,147	23,803	13,803	—
Capital loss carryforward*	—	—	—	—	—	—	(18,399)
As of April 30, 2023
Gross unrealized appreciation on investments	697	774	22,605	37,164	19,379	9,552	1,443
Gross unrealized depreciation on investments	(18,332)	(120,071)	(191,962)	(291,281)	(243,671)	(237,573)	(170,355)
Net unrealized depreciation on investments	(17,635)	(119,297)	(169,357)	(254,117)	(224,292)	(228,021)	(168,912)
Cost of investments	499,998	1,819,952	2,646,414	3,559,737	3,126,623	3,237,442	2,105,932

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

College 2039 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$1,973		$3,888		$5,861		$319		$47		$366
Class 529-C	92		390		482		19		4		23
Class 529-E	35		78		113		6		1		7
Class 529-T	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	669		1,035		1,704		104		12		116
Class 529-F-3	—	†	—	†	—	†	—	†	—	†	—	†
Total	$2,769		$5,391		$8,160		$448		$64		$512

Refer to the end of the tables for footnote.

American Funds College Target Date Series	27

College 2036 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 529-A	$14,848		$36,105		$50,953		$11,990		$68,916	$80,906
Class 529-C	483		2,725		3,208		473		5,695	6,168
Class 529-E	357		1,019		1,376		283		1,903	2,186
Class 529-T	—	†	—	†	—	†	—	†	1	1
Class 529-F-1	—	†	1		1		—	†	1	1
Class 529-F-2	3,321		6,678		9,999		2,510		11,763	14,273
Class 529-F-3	—	†	1		1		23		101	124
Total	$19,009		$46,529		$65,538		$15,279		$88,380	$103,659

College 2033 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 529-A	$34,091		$46,186		$80,277		$29,094		$166,515	$195,609
Class 529-C	804		2,033		2,837		787		9,407	10,194
Class 529-E	948		1,448		2,396		788		5,186	5,974
Class 529-T	—	†	—	†	—	†	—	†	1	1
Class 529-F-1	—	†	—	†	—	†	—	†	1	1
Class 529-F-2	5,500		6,480		11,980		4,289		21,182	25,471
Class 529-F-3	12		13		25		23		109	132
Total	$41,355		$56,160		$97,515		$34,981		$202,401	$237,382

College 2030 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 529-A	$58,688		$39,685		$98,373		$46,958		$241,570	$288,528
Class 529-C	1,736		1,814		3,550		1,435		13,169	14,604
Class 529-E	1,727		1,288		3,015		1,354		7,844	9,198
Class 529-T	—	†	—	†	—	†	—	†	1	1
Class 529-F-1	—	†	—	†	—	†	—	†	1	1
Class 529-F-2	8,908		5,381		14,289		6,480		29,322	35,802
Class 529-F-3	28		17		45		34		151	185
Total	$71,087		$48,185		$119,272		$56,261		$292,058	$348,319

College 2027 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$52,427		$19,057		$71,484		$41,813		$113,866		$155,679
Class 529-C	2,243		1,195		3,438		1,656		7,459		9,115
Class 529-E	1,601		639		2,240		1,235		3,771		5,006
Class 529-T	—	†	—	†	—	†	—	†	1		1
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	8,992		2,932		11,924		6,646		16,070		22,716
Class 529-F-3	—	†	—	†	—	†	—	†	1		1
Total	$65,263		$23,823		$89,086		$51,350		$141,168		$192,518

Refer to the end of the tables for footnote.

28	American Funds College Target Date Series

College 2024 Fund

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 529-A	$51,013		$10,692		$61,705		$28,579		$84,804	$113,383
Class 529-C	3,163		1,043		4,206		1,069		8,932	10,001
Class 529-E	1,809		424		2,233		929		3,441	4,370
Class 529-T	—	†	—	†	—	†	—	†	1	1
Class 529-F-1	—	†	—	†	—	†	—	†	1	1
Class 529-F-2	8,913		1,655		10,568		4,801		11,748	16,549
Class 529-F-3	15		3		18		14		32	46
Total	$64,913		$13,817		$78,730		$35,392		$108,959	$144,351

College Enrollment Fund

	Six months ended April 30, 2023					Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$36,366		$—	$36,366		$13,119		$11,417		$24,536
Class 529-C	1,478		—	1,478		24		1,142		1,166
Class 529-E	1,351		—	1,351		389		499		888
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	6,633		—	6,633		2,550		1,674		4,224
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Total	$45,828		$—	$45,828		$16,082		$14,732		$30,814

†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

American Funds College Target Date Series	29

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2023, unreimbursed expenses subject to reimbursement totaled $107,000 for College 2039 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2023, CRMC reimbursed transfer agent services fees of less than $1,000 total for Class 529-F-1 shares of College 2039 Fund, College 2036 Fund, College 2033 Fund, College 2030 Fund, College 2027 Fund, College 2024 Fund and College Enrollment Fund. CRMC does not intend to recoup these reimbursements.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class of each fund is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to any of the funds.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2023, the 529 plan services fees were $4,542,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class of each fund.

For the six months ended April 30, 2023, the class-specific expenses of each fund under these agreements described in this section were as follows (dollars in thousands):

College 2039 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$408	$159		$82
Class 529-C	138	16		8
Class 529-E	14	2		2
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	25		23
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$560	$202		$115

College 2036 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,489	$690		$363
Class 529-C	437	50		26
Class 529-E	85	13		10
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	55		68
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$2,011	$808		$467

Refer to the end of the tables for footnote.

30	American Funds College Target Date Series

College 2033 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,345	$1,089		$574
Class 529-C	399	45		24
Class 529-E	148	23		18
Class 529-T	—	—		—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	63		82
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$2,892	$1,220		$698

College 2030 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$3,141	$1,477		$779
Class 529-C	567	64		34
Class 529-E	207	32		25
Class 529-T	—	—		—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	81		106
Class 529-F-3	Not applicable	—	*	1
Total class-specific expenses	$3,915	$1,654		$945

College 2027 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,665	$1,261		$666
Class 529-C	682	78		41
Class 529-E	183	28		22
Class 529-T	—	—		—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	77		104
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$3,530	$1,444		$833

College 2024 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,704	$1,295		$685
Class 529-C	1,079	123		65
Class 529-E	223	35		27
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	76		107
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$4,006	$1,529		$884

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,839	$882		$468
Class 529-C	596	67		36
Class 529-E	164	26		20
Class 529-T	—	—		—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	23		76
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$2,599	$998		$600

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
College 2039 Fund	$1	$—	*	$1
College 2036 Fund	3	1		4
College 2033 Fund	4	1		5
College 2030 Fund	5	2		7
College 2027 Fund	5	2		7
College 2024 Fund	5	2		7
College Enrollment Fund	4	1		5

*	Amount less than one thousand.

American Funds College Target Date Series	31

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2023, as follows (dollars in thousands):

	Purchases	Sales
College 2039 Fund	$169,169	$—
College 2036 Fund	196,032	—
College 2033 Fund	302,987	100,041
College 2030 Fund	406,190	181,457
College 2027 Fund	263,403	76,762
College 2024 Fund	244,478	206,194
College Enrollment Fund	38,788	278,999

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2039 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2023

Class 529-A	$119,640	13,486	$5,859		690		$(6,899)	(776)	$118,600		13,400
Class 529-C	14,565	1,653	482		57		(637)	(73)	14,410		1,637
Class 529-E	2,378	270	113		13		(131)	(15)	2,360		268
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	36,061	4,044	1,704		200		(1,639)	(184)	36,126		4,060
Class 529-F-3	81	9	—	†	—	†	—	—	81		9
Total net increase (decrease)	$172,725	19,462	$8,158		960		$(9,306)	(1,048)	$171,577		19,374

Year ended October 31, 2022

Class 529-A	$192,093	20,038	$366		34		$(8,951)	(965)	$183,508		19,107
Class 529-C	19,455	2,028	23		2		(840)	(92)	18,638		1,938
Class 529-E	3,554	372	6		1		(143)	(15)	3,417		358
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	53,516	5,531	117		11		(2,041)	(205)	51,592		5,337
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	—	†
Total net increase (decrease)	$268,618	27,969	$512		48		$(11,975)	(1,277)	$257,155		26,740

Refer to the end of the tables for footnotes.

32	American Funds College Target Date Series

College 2036 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class 529-A	$153,410	14,728	$50,942		5,105		$(25,947)	(2,492)	$178,405	17,341
Class 529-C	8,079	786	3,207		324		(3,658)	(355)	7,628	755
Class 529-E	4,781	461	1,376		138		(1,031)	(99)	5,126	500
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	1		—	†	—	—	1	—	†
Class 529-F-2	40,740	3,913	9,999		1,004		(5,414)	(518)	45,325	4,399
Class 529-F-3	—	—	1		—	†	—	—	1	—	†
Total net increase (decrease)	$207,010	19,888	$65,527		6,571		$(36,050)	(3,464)	$236,487	22,995

Year ended October 31, 2022

Class 529-A	$313,790	26,971	$80,899		6,380		$(53,140)	(4,585)	$341,549	28,766
Class 529-C	22,018	1,869	6,166		491		(6,424)	(558)	21,760	1,802
Class 529-E	9,709	839	2,186		173		(1,659)	(146)	10,236	866
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	1		—	†	—	—	1	—	†
Class 529-F-2	75,935	6,510	14,266		1,127		(12,769)	(1,121)	77,432	6,516
Class 529-F-3	—	—	124		11		(1,903)	(164)	(1,779)	(153)
Total net increase (decrease)	$421,452	36,189	$103,643		8,182		$(75,895)	(6,574)	$449,200	37,797

College 2033 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class 529-A	$170,137	15,637	$80,266		7,615		$(42,742)	(3,924)	$207,661	19,328
Class 529-C	7,843	729	2,836		271		(13,640)	(1,265)	(2,961)	(265)
Class 529-E	4,977	460	2,396		228		(1,248)	(114)	6,125	574
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	38,702	3,566	11,979		1,140		(5,636)	(518)	45,045	4,188
Class 529-F-3	6	1	25		2		—	—	31	3
Total net increase (decrease)	$221,665	20,393	$97,503		9,256		$(63,266)	(5,821)	$255,902	23,828

Year ended October 31, 2022

Class 529-A	$341,311	28,296	$195,588		15,221		$(90,575)	(7,542)	$446,324	35,975
Class 529-C	18,360	1,531	10,190		799		(29,078)	(2,417)	(528)	(87)
Class 529-E	10,674	894	5,975		467		(2,441)	(206)	14,208	1,155
Class 529-T	—	—	2		—	†	—	—	2	—	†
Class 529-F-1	—	—	1		—	†	—	—	1	—	†
Class 529-F-2	69,642	5,771	25,468		1,985		(12,078)	(1,021)	83,032	6,735
Class 529-F-3	14	1	131		11		(646)	(54)	(501)	(42)
Total net increase (decrease)	$440,001	36,493	$237,355		18,483		$(134,818)	(11,240)	$542,538	43,736

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	33

College 2030 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class 529-A	$184,069	15,119	$98,356		8,265		$(57,575)	(4,729)	$224,850	18,655
Class 529-C	14,124	1,174	3,548		301		(18,431)	(1,532)	(759)	(57)
Class 529-E	5,958	494	3,016		255		(1,628)	(134)	7,346	615
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	38,095	3,130	14,274		1,203		(9,742)	(800)	42,627	3,533
Class 529-F-3	8	1	44		4		(122)	(10)	(70)	(5)
Total net increase (decrease)	$242,254	19,918	$119,239		10,028		$(87,498)	(7,205)	$273,995	22,741

Year ended October 31, 2022

Class 529-A	$380,460	28,474	$288,384		20,807		$(137,665)	(10,391)	$531,179	38,890
Class 529-C	27,467	2,089	14,585		1,063		(38,303)	(2,898)	3,749	254
Class 529-E	13,251	1,009	9,198		668		(5,866)	(453)	16,583	1,224
Class 529-T	—	—	2		—	†	—	—	2	—	†
Class 529-F-1	—	—	1		—	†	—	—	1	—	†
Class 529-F-2	83,143	6,256	35,801		2,589		(16,080)	(1,226)	102,864	7,619
Class 529-F-3	12	1	186		13		(402)	(32)	(204)	(18)
Total net increase (decrease)	$504,333	37,829	$348,157		25,140		$(198,316)	(15,000)	$654,174	47,969

College 2027 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2023

Class 529-A	$159,366	13,821	$71,471		6,303		$(71,019)	(6,161)	$159,818		13,963
Class 529-C	22,650	1,986	3,438		306		(17,259)	(1,512)	8,829		780
Class 529-E	5,933	520	2,240		199		(2,690)	(235)	5,483		484
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	41,572	3,610	11,921		1,053		(10,452)	(906)	43,041		3,757
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	—	†
Total net increase (decrease)	$229,521	19,937	$89,070		7,861		$(101,420)	(8,814)	$217,171		18,984

Year ended October 31, 2022

Class 529-A	$339,243	27,211	$155,653		12,085		$(149,700)	(12,093)	$345,196		27,203
Class 529-C	41,763	3,407	9,113		713		(36,557)	(2,972)	14,319		1,148
Class 529-E	12,288	999	5,003		391		(5,698)	(460)	11,593		930
Class 529-T	—	—	1		—	†	—	—	1		—	†
Class 529-F-1	—	—	1		—	†	—	—	1		—	†
Class 529-F-2	77,617	6,268	22,711		1,768		(22,665)	(1,822)	77,663		6,214
Class 529-F-3	—	—	1		—	†	—	—	1		—	†
Total net increase (decrease)	$470,911	37,885	$192,483		14,957		$(214,620)	(17,347)	$448,774		35,495

Refer to the end of the tables for footnotes.

34	American Funds College Target Date Series

College 2024 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class 529-A	$145,000	13,188	$61,694		5,681		$(162,302)	(14,754)	$44,392	4,115
Class 529-C	27,300	2,514	4,205		391		(35,584)	(3,275)	(4,079)	(370)
Class 529-E	5,685	520	2,233		207		(7,559)	(691)	359	36
Class 529-T	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	35,400	3,220	10,565		975		(22,221)	(2,020)	23,744	2,175
Class 529-F-3	—	—	18		2		(122)	(11)	(104)	(9)
Total net increase (decrease)	$213,385	19,442	$78,715		7,256		$(227,788)	(20,751)	$64,312	5,947

Year ended October 31, 2022

Class 529-A	$333,484	28,392	$113,364		9,377		$(303,553)	(26,135)	$143,295	11,634
Class 529-C	60,218	5,189	10,000		834		(74,666)	(6,479)	(4,448)	(456)
Class 529-E	13,670	1,169	4,369		363		(14,791)	(1,272)	3,248	260
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	84,364	7,252	16,546		1,371		(40,483)	(3,502)	60,427	5,121
Class 529-F-3	—	—	46		4		(306)	(26)	(260)	(22)
Total net increase (decrease)	$491,736	42,002	$144,326		11,949		$(433,799)	(37,414)	$202,263	16,537

College Enrollment Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class 529-A	$89,980	9,818	$36,337		4,012		$(293,891)	(32,076)	$(167,574)	(18,246)
Class 529-C	12,169	1,321	1,477		161		(41,895)	(4,545)	(28,249)	(3,063)
Class 529-E	3,156	345	1,349		149		(13,030)	(1,425)	(8,525)	(931)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	19,492	2,127	6,630		733		(49,825)	(5,439)	(23,703)	(2,579)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Total net increase (decrease)	$124,797	13,611	$45,793		5,055		$(398,641)	(43,485)	$(228,051)	(24,819)

Year ended October 31, 2022

Class 529-A	$239,409	24,877	$24,516		2,469		$(712,235)	(74,033)	$(448,310)	(46,687)
Class 529-C	34,107	3,533	1,164		116		(121,915)	(12,626)	(86,644)	(8,977)
Class 529-E	10,989	1,144	887		90		(34,889)	(3,627)	(23,013)	(2,393)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	58,022	6,099	4,222		426		(107,528)	(11,172)	(45,284)	(4,647)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Total net increase (decrease)	$342,527	35,653	$30,789		3,101		$(976,567)	(101,458)	$(603,251)	(62,704)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds College Target Date Series	35

Financial highlights

College 2039 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$8.46	$.05	$.91	$.96	$(.07)	$(.14)	$(.21)	$9.21	11.63%[8]		$343		.50%[9]		.50%[9]		.88%[9]		1.18%[9]
10/31/2022	11.04	.07	(2.60)	(2.53)	(.04)	(.01)	(.05)	8.46	(23.02)		202		.48		.48		.85		.78
10/31/2021[7,10]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40	[8]	53		.47	[9]	.47	[9]	.87	[9]	.45	[9]
Class 529-C:
4/30/2023[6,7]	8.39	.02	.90	.92	(.03)	(.14)	(.17)	9.14	11.21	[8]	36		1.20	[9]	1.20	[9]	1.58	[9]	.45	[9]
10/31/2022	11.01	.01	(2.59)	(2.58)	(.03)	(.01)	(.04)	8.39	(23.55)		19		1.18		1.18		1.55		.06
10/31/2021[7,10]	10.00	(.02)	1.03	1.01	—	—	—	11.01	10.10	[8]	4		1.16	[9]	1.16	[9]	1.56	[9]	(.35)[9]
Class 529-E:
4/30/2023[6,7]	8.45	.05	.89	.94	(.06)	(.14)	(.20)	9.19	11.41	[8]	7		.65	[9]	.65	[9]	1.03	[9]	1.04	[9]
10/31/2022	11.04	.06	(2.60)	(2.54)	(.04)	(.01)	(.05)	8.45	(23.16)		4		.64		.64		1.01		.61
10/31/2021[7,10]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40	[8]	1		.60	[9]	.60	[9]	1.00	[9]	.35	[9]
Class 529-T:
4/30/2023[6,7]	8.50	.07	.91	.98	(.09)	(.14)	(.23)	9.25	11.74	[8,11]	—	[12]	.15	[9,11]	.15	[9,11]	.53	[9,11]	1.62	[9,11]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04)	(.01)	(.05)	8.50	(22.74)[11]		—	[12]	.17	[11]	.17	[11]	.54	[11]	1.19	[11]
10/31/2021[7,10]	10.00	.05	1.00	1.05	—	—	—	11.05	10.50	[8,11]	—	[12]	.21	[9,11]	.20	[9,11]	.60	[9,11]	.72	[9,11]
Class 529-F-1:
4/30/2023[6,7]	8.50	.07	.90	.97	(.08)	(.14)	(.22)	9.25	11.70	[8,11]	—	[12]	.22	[9,11]	.20	[9,11]	.58	[9,11]	1.57	[9,11]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04)	(.01)	(.05)	8.50	(22.78)[11]		—	[12]	.21	[11]	.21	[11]	.58	[11]	1.15	[11]
10/31/2021[7,10]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	[8,11]	—	[12]	.28	[9,11]	.27	[9,11]	.67	[9,11]	.65	[9,11]
Class 529-F-2:
4/30/2023[6,7]	8.50	.07	.90	.97	(.09)	(.14)	(.23)	9.24	11.71	[8]	96		.15	[9]	.15	[9]	.53	[9]	1.52	[9]
10/31/2022	11.06	.10	(2.60)	(2.50)	(.05)	(.01)	(.06)	8.50	(22.73)		54		.15		.15		.52		1.11
10/31/2021[7,10]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[8]	11		.16	[9]	.16	[9]	.56	[9]	.72	[9]
Class 529-F-3:
4/30/2023[6,7]	8.51	.06	.91	.97	(.09)	(.14)	(.23)	9.25	11.73	[8]	—	[12]	.07	[9]	.07	[9]	.45	[9]	1.41	[9]
10/31/2022	11.06	.12	(2.61)	(2.49)	(.05)	(.01)	(.06)	8.51	(22.65)		—	[12]	.07		.07		.44		1.29
10/31/2021[7,10]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[8]	—	[12]	.07	[9]	.07	[9]	.47	[9]	.84	[9]

Refer to the end of the tables for footnotes.

36	American Funds College Target Date Series

Financial highlights (continued)

College 2036 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$10.14	$.08	$.95	$1.03	$(.14)	$(.33)	$(.47)	$10.70	10.45%[8]	$1,317		.44%[9]		.44%[9]		.78%[9]		1.61%[9]
10/31/2022	13.77	.13	(2.76)	(2.63)	(.10)	(.90)	(1.00)	10.14	(20.54)	1,073		.43		.43		.78		1.18
10/31/2021	11.22	.11	2.97	3.08	(.14)	(.39)	(.53)	13.77	28.16	1,061		.44		.44		.81		.83
10/31/2020	10.68	.12	.71	.83	(.14)	(.15)	(.29)	11.22	7.80	552		.48		.48		.85		1.15
10/31/2019	9.71	.15	.93	1.08	(.09)	(.02)	(.11)	10.68	11.33	275		.51		.51		.89		1.51
10/31/2018[7,13]	10.00	.09	(.38)	(.29)	—	—	—	9.71	(2.90)[8]	73		.56	[9]	.50	[9]	.89	[9]	1.27	[9]
Class 529-C:
4/30/2023[6,7]	9.97	.04	.93	.97	(.06)	(.33)	(.39)	10.55	9.98 [8]	93		1.19	[9]	1.19	[9]	1.53	[9]	.87	[9]
10/31/2022	13.58	.05	(2.73)	(2.68)	(.03)	(.90)	(.93)	9.97	(21.17)	80		1.18		1.18		1.53		.43
10/31/2021	11.10	.01	2.95	2.96	(.09)	(.39)	(.48)	13.58	27.22	85		1.17		1.17		1.54		.09
10/31/2020	10.59	.05	.70	.75	(.09)	(.15)	(.24)	11.10	7.12	36		1.18		1.18		1.55		.48
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48	18		1.20		1.20		1.58		.83
10/31/2018[7,13]	10.00	.05	(.38)	(.33)	—	—	—	9.67	(3.30)[8]	6		1.25	[9]	1.19	[9]	1.58	[9]	.66	[9]
Class 529-E:
4/30/2023[6,7]	10.11	.07	.94	1.01	(.12)	(.33)	(.45)	10.67	10.26 [8]	37		.65	[9]	.65	[9]	.99	[9]	1.40	[9]
10/31/2022	13.73	.11	(2.75)	(2.64)	(.08)	(.90)	(.98)	10.11	(20.66)	30		.64		.64		.99		.96
10/31/2021	11.20	.08	2.96	3.04	(.12)	(.39)	(.51)	13.73	27.82	29		.64		.64		1.01		.62
10/31/2020	10.67	.11	.70	.81	(.13)	(.15)	(.28)	11.20	7.60	15		.65		.65		1.02		1.00
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19	8		.67		.67		1.05		1.36
10/31/2018[7,13]	10.00	.09	(.39)	(.30)	—	—	—	9.70	(3.00)[8]	2		.86	[9]	.68	[9]	1.07	[9]	1.23	[9]
Class 529-T:
4/30/2023[6,7]	10.23	.10	.95	1.05	(.16)	(.33)	(.49)	10.79	10.61 [8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.42	[9,11]	1.99	[9,11]
10/31/2022	13.87	.17	(2.78)	(2.61)	(.13)	(.90)	(1.03)	10.23	(20.31)[11]	—	[12]	.17	[11]	.17	[11]	.52	[11]	1.44	[11]
10/31/2021	11.29	.14	2.99	3.13	(.16)	(.39)	(.55)	13.87	28.42 [11]	—	[12]	.20	[11]	.20	[11]	.57	[11]	1.08	[11]
10/31/2020	10.73	.16	.70	.86	(.15)	(.15)	(.30)	11.29	8.06 [11]	—	[12]	.23	[11]	.23	[11]	.60	[11]	1.50	[11]
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66 [11]	—	[12]	.26	[11]	.26	[11]	.64	[11]	1.89	[11]
10/31/2018[7,13]	10.00	.11	(.39)	(.28)	—	—	—	9.72	(2.80)[8,11]	—	[12]	.71	[9,11]	.31	[9,11]	.70	[9,11]	1.49	[9,11]
Class 529-F-1:
4/30/2023[6,7]	10.21	.10	.94	1.04	(.16)	(.33)	(.49)	10.76	10.49 [8,11]	—	[12]	.19	[9,11]	.17	[9,11]	.51	[9,11]	1.89	[9,11]
10/31/2022	13.85	.16	(2.78)	(2.62)	(.12)	(.90)	(1.02)	10.21	(20.38)[11]	—	[12]	.21	[11]	.21	[11]	.56	[11]	1.40	[11]
10/31/2021	11.28	.13	2.99	3.12	(.16)	(.39)	(.55)	13.85	28.39 [11]	—	[12]	.24	[11]	.24	[11]	.61	[11]	.99	[11]
10/31/2020	10.72	.16	.71	.87	(.16)	(.15)	(.31)	11.28	8.17 [11]	—	[12]	.18	[11]	.18	[11]	.55	[11]	1.43	[11]
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67	32		.20		.20		.58		1.80
10/31/2018[7,13]	10.00	.12	(.39)	(.27)	—	—	—	9.73	(2.70)[8]	8		.26	[9]	.19	[9]	.58	[9]	1.55	[9]
Class 529-F-2:
4/30/2023[6,7]	10.14	.10	.94	1.04	(.16)	(.33)	(.49)	10.69	10.66 [8]	253		.12	[9]	.12	[9]	.46	[9]	1.92	[9]
10/31/2022	13.77	.16	(2.75)	(2.59)	(.14)	(.90)	(1.04)	10.14	(20.34)	196		.15		.15		.50		1.45
10/31/2021	11.22	.14	2.97	3.11	(.17)	(.39)	(.56)	13.77	28.44	176		.17		.17		.54		1.09
10/31/2020[7,14]	11.22	—	—	—	—	—	—	11.22	—	72		—		—		—		—
Class 529-F-3:
4/30/2023[6,7]	10.15	.10	.94	1.04	(.05)	(.33)	(.38)	10.81	10.53 [8]	—	[12]	.08	[9]	.08	[9]	.42	[9]	1.99	[9]
10/31/2022	13.77	.19	(2.77)	(2.58)	(.14)	(.90)	(1.04)	10.15	(20.23)	—	[12]	.07		.07		.42		1.56
10/31/2021	11.22	.16	2.96	3.12	(.18)	(.39)	(.57)	13.77	28.56	2		.07		.07		.44		1.23
10/31/2020[7,14]	11.22	—	—	—	—	—	—	11.22	—	—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$10.64	$.13	$.79	$.92	$(.20)	$(.28)	$(.48)	$11.08	8.87%[8]	$2,035		.43%[9]		.43%[9]		.73%[9]		2.36%[9]
10/31/2022	14.34	.19	(2.40)	(2.21)	(.15)	(1.34)	(1.49)	10.64	(17.23)	1,748		.42		.42		.73		1.57
10/31/2021	12.44	.15	2.54	2.69	(.23)	(.56)	(.79)	14.34	22.35	1,840		.42		.42		.75		1.07
10/31/2020	12.04	.17	.80	.97	(.21)	(.36)	(.57)	12.44	8.22	1,263		.42		.42		.76		1.42
10/31/2019	11.33	.20	.97	1.17	(.17)	(.29)	(.46)	12.04	10.95	952		.45		.45		.81		1.76
10/31/2018	11.67	.18	(.27)	(.09)	(.13)	(.12)	(.25)	11.33	(.78)	655		.43		.43		.81		1.49
Class 529-C:
4/30/2023[6,7]	10.48	.09	.79	.88	(.11)	(.28)	(.39)	10.97	8.53 [8]	80		1.19	[9]	1.19	[9]	1.49	[9]	1.61	[9]
10/31/2022	14.13	.09	(2.37)	(2.28)	(.03)	(1.34)	(1.37)	10.48	(17.86)	79		1.17		1.17		1.48		.80
10/31/2021	12.27	.04	2.51	2.55	(.13)	(.56)	(.69)	14.13	21.36	108		1.17		1.17		1.50		.32
10/31/2020	11.88	.08	.80	.88	(.13)	(.36)	(.49)	12.27	7.53	98		1.17		1.17		1.51		.71
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13	94		1.18		1.18		1.54		1.03
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)	73		1.20		1.20		1.58		.72
Class 529-E:
4/30/2023[6,7]	10.57	.12	.79	.91	(.18)	(.28)	(.46)	11.02	8.80 [8]	63		.65	[9]	.65	[9]	.95	[9]	2.14	[9]
10/31/2022	14.25	.16	(2.38)	(2.22)	(.12)	(1.34)	(1.46)	10.57	(17.38)	54		.64		.64		.95		1.35
10/31/2021	12.37	.12	2.53	2.65	(.21)	(.56)	(.77)	14.25	22.07	57		.63		.63		.96		.85
10/31/2020	11.98	.14	.79	.93	(.18)	(.36)	(.54)	12.37	7.99	40		.64		.64		.98		1.21
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69	31		.66		.66		1.02		1.55
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)	21		.67		.67		1.05		1.26
Class 529-T:
4/30/2023[6,7]	10.69	.15	.80	.95	(.23)	(.28)	(.51)	11.13	9.10 [8,11]	—	[12]	.06	[9,11]	.06	[9,11]	.36	[9,11]	2.74	[9,11]
10/31/2022	14.39	.22	(2.41)	(2.19)	(.17)	(1.34)	(1.51)	10.69	(17.00)[11]	—	[12]	.17	[11]	.17	[11]	.48	[11]	1.82	[11]
10/31/2021	12.48	.17	2.56	2.73	(.26)	(.56)	(.82)	14.39	22.56 [11]	—	[12]	.21	[11]	.21	[11]	.54	[11]	1.27	[11]
10/31/2020	12.07	.20	.80	1.00	(.23)	(.36)	(.59)	12.48	8.46 [11]	—	[12]	.21	[11]	.21	[11]	.55	[11]	1.66	[11]
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19 [11]	—	[12]	.24	[11]	.24	[11]	.60	[11]	1.99	[11]
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[11]	—	[12]	.25	[11]	.25	[11]	.63	[11]	1.68	[11]
Class 529-F-1:
4/30/2023[6,7]	10.70	.14	.79	.93	(.22)	(.28)	(.50)	11.13	8.93 [8,11]	—	[12]	.22	[9,11]	.20	[9,11]	.50	[9,11]	2.60	[9,11]
10/31/2022	14.40	.21	(2.40)	(2.19)	(.17)	(1.34)	(1.51)	10.70	(17.04)[11]	—	[12]	.22	[11]	.22	[11]	.53	[11]	1.77	[11]
10/31/2021	12.51	.17	2.56	2.73	(.28)	(.56)	(.84)	14.40	22.52 [11]	—	[12]	.25	[11]	.25	[11]	.58	[11]	1.22	[11]
10/31/2020	12.10	.20	.80	1.00	(.23)	(.36)	(.59)	12.51	8.51 [11]	—	[12]	.18	[11]	.18	[11]	.52	[11]	1.66	[11]
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29	92		.19		.19		.55		2.02
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)	61		.20		.20		.58		1.72
Class 529-F-2:
4/30/2023[6,7]	10.64	.14	.80	.94	(.23)	(.28)	(.51)	11.07	9.09 [8]	297		.12	[9]	.12	[9]	.42	[9]	2.66	[9]
10/31/2022	14.34	.22	(2.40)	(2.18)	(.18)	(1.34)	(1.52)	10.64	(17.02)	242		.14		.14		.45		1.85
10/31/2021	12.44	.18	2.54	2.72	(.26)	(.56)	(.82)	14.34	22.62	229		.17		.17		.50		1.31
10/31/2020[7,14]	12.44	—	—	—	—	—	—	12.44	—	132		—		—		—		—
Class 529-F-3:
4/30/2023[6,7]	10.64	.15	.80	.95	(.24)	(.28)	(.52)	11.07	9.13 [8]	1		.08	[9]	.08	[9]	.38	[9]	2.73	[9]
10/31/2022	14.34	.23	(2.40)	(2.17)	(.19)	(1.34)	(1.53)	10.64	(16.96)	1		.07		.07		.38		1.91
10/31/2021	12.44	.20	2.54	2.74	(.28)	(.56)	(.84)	14.34	22.77	1		.07		.07		.40		1.45
10/31/2020[7,14]	12.44	—	—	—	—	—	—	12.44	—	—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

38	American Funds College Target Date Series

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$11.94	$.18	$.70	$.88	$(.29)	$(.19)	$(.48)	$12.34	7.52%[8]		$2,723		.43%[9]		.43%[9]		.70%[9]		3.06%[9]
10/31/2022	15.49	.25	(2.07)	(1.82)	(.21)	(1.52)	(1.73)	11.94	(13.28)		2,413		.41		.41		.68		1.91
10/31/2021	13.99	.21	2.10	2.31	(.35)	(.46)	(.81)	15.49	17.04		2,527		.41		.41		.70		1.40
10/31/2020	13.86	.23	.52	.75	(.27)	(.35)	(.62)	13.99	5.53		1,896		.42		.42		.74		1.64
10/31/2019	13.32	.26	1.07	1.33	(.22)	(.57)	(.79)	13.86	10.81		1,482		.44		.44		.78		1.95
10/31/2018	13.83	.23	(.23)	— [15]	(.18)	(.33)	(.51)	13.32	(.07)		1,133		.43		.43		.79		1.65
Class 529-C:
4/30/2023[6,7]	11.75	.14	.68	.82	(.19)	(.19)	(.38)	12.19	7.08	[8]	115		1.18	[9]	1.18	[9]	1.45	[9]	2.30	[9]
10/31/2022	15.24	.15	(2.03)	(1.88)	(.09)	(1.52)	(1.61)	11.75	(13.86)		112		1.17		1.17		1.44		1.14
10/31/2021	13.72	.09	2.07	2.16	(.18)	(.46)	(.64)	15.24	16.16		141		1.16		1.16		1.45		.64
10/31/2020	13.61	.13	.51	.64	(.18)	(.35)	(.53)	13.72	4.74		139		1.16		1.16		1.48		.97
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94		218		1.18		1.18		1.52		1.21
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)		185		1.19		1.19		1.55		.87
Class 529-E:
4/30/2023[6,7]	11.83	.17	.68	.85	(.26)	(.19)	(.45)	12.23	7.35	[8]	88		.65	[9]	.65	[9]	.92	[9]	2.84	[9]
10/31/2022	15.36	.22	(2.05)	(1.83)	(.18)	(1.52)	(1.70)	11.83	(13.46)		77		.64		.64		.91		1.68
10/31/2021	13.88	.17	2.09	2.26	(.32)	(.46)	(.78)	15.36	16.77		82		.63		.63		.92		1.17
10/31/2020	13.76	.19	.53	.72	(.25)	(.35)	(.60)	13.88	5.29		62		.64		.64		.96		1.43
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56		53		.65		.65		.99		1.74
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)		41		.66		.66		1.02		1.41
Class 529-T:
4/30/2023[6,7]	11.98	.21	.69	.90	(.32)	(.19)	(.51)	12.37	7.67	[8,11]	—	[12]	.06	[9,11]	.06	[9,11]	.33	[9,11]	3.43	[9,11]
10/31/2022	15.52	.28	(2.06)	(1.78)	(.24)	(1.52)	(1.76)	11.98	(13.01)[11]		—	[12]	.17	[11]	.17	[11]	.44	[11]	2.15	[11]
10/31/2021	14.01	.24	2.10	2.34	(.37)	(.46)	(.83)	15.52	17.28	[11]	—	[12]	.20	[11]	.20	[11]	.49	[11]	1.61	[11]
10/31/2020	13.88	.26	.52	.78	(.30)	(.35)	(.65)	14.01	5.70	[11]	—	[12]	.21	[11]	.21	[11]	.53	[11]	1.86	[11]
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07	[11]	—	[12]	.24	[11]	.24	[11]	.58	[11]	2.16	[11]
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05	[11]	—	[12]	.24	[11]	.24	[11]	.60	[11]	1.82	[11]
Class 529-F-1:
4/30/2023[6,7]	12.00	.25	.64	.89	(.31)	(.19)	(.50)	12.39	7.60	[8,11]	—	[12]	.22	[9,11]	.20	[9,11]	.47	[9,11]	4.18	[9,11]
10/31/2022	15.55	.28	(2.08)	(1.80)	(.23)	(1.52)	(1.75)	12.00	(13.11)[11]		—	[12]	.22	[11]	.22	[11]	.49	[11]	2.10	[11]
10/31/2021	14.06	.23	2.12	2.35	(.40)	(.46)	(.86)	15.55	17.26	[11]	—	[12]	.25	[11]	.25	[11]	.54	[11]	1.53	[11]
10/31/2020	13.93	.26	.53	.79	(.31)	(.35)	(.66)	14.06	5.74	[11]	—	[12]	.17	[11]	.17	[11]	.49	[11]	1.88	[11]
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14		148		.19		.19		.53		2.20
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13		103		.19		.19		.55		1.87
Class 529-F-2:
4/30/2023[6,7]	11.95	.20	.69	.89	(.32)	(.19)	(.51)	12.33	7.65	[8]	377		.12	[9]	.12	[9]	.39	[9]	3.36	[9]
10/31/2022	15.49	.29	(2.06)	(1.77)	(.25)	(1.52)	(1.77)	11.95	(12.99)		324		.14		.14		.41		2.18
10/31/2021	13.99	.25	2.09	2.34	(.38)	(.46)	(.84)	15.49	17.30		302		.17		.17		.46		1.64
10/31/2020[7,14]	13.99	—	—	—	—	—	—	13.99	—		194		—		—		—		—
Class 529-F-3:
4/30/2023[6,7]	11.94	.21	.69	.90	(.33)	(.19)	(.52)	12.32	7.70	[8]	1		.07	[9]	.07	[9]	.34	[9]	3.42	[9]
10/31/2022	15.49	.30	(2.07)	(1.77)	(.26)	(1.52)	(1.78)	11.94	(13.00)		1		.07		.07		.34		2.24
10/31/2021	13.99	.27	2.09	2.36	(.40)	(.46)	(.86)	15.49	17.45		1		.07		.07		.36		1.78
10/31/2020[7,14]	13.99	—	—	—	—	—	—	13.99	—		—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$11.33	$.19	$.52	$.71	$(.28)	$(.10)	$(.38)	$11.66	6.40%[8]		$2,310		.43%[9]		.43%[9]		.68%[9]		3.27%[9]
10/31/2022	13.77	.24	(1.71)	(1.47)	(.19)	(.78)	(.97)	11.33	(11.49)		2,088		.41		.41		.66		1.97
10/31/2021	13.11	.21	1.20	1.41	(.39)	(.36)	(.75)	13.77	11.10		2,161		.41		.41		.66		1.54
10/31/2020	13.06	.24	.32	.56	(.29)	(.22)	(.51)	13.11	4.39		1,687		.42		.42		.69		1.86
10/31/2019	12.42	.27	.93	1.20	(.23)	(.33)	(.56)	13.06	10.23		1,303		.44		.44		.73		2.15
10/31/2018	12.92	.24	(.24)	—	(.19)	(.31)	(.50)	12.42	(.11)		969		.43		.43		.75		1.91
Class 529-C:
4/30/2023[6,7]	11.17	.14	.52	.66	(.19)	(.10)	(.29)	11.54	6.02	[8]	144		1.18	[9]	1.18	[9]	1.43	[9]	2.50	[9]
10/31/2022	13.58	.15	(1.69)	(1.54)	(.09)	(.78)	(.87)	11.17	(12.14)		130		1.17		1.17		1.42		1.20
10/31/2021	12.88	.11	1.18	1.29	(.23)	(.36)	(.59)	13.58	10.29		143		1.16		1.16		1.41		.79
10/31/2020	12.85	.15	.30	.45	(.20)	(.22)	(.42)	12.88	3.57		132		1.16		1.16		1.43		1.21
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46		206		1.18		1.18		1.47		1.41
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)		177		1.19		1.19		1.51		1.14
Class 529-E:
4/30/2023[6,7]	11.22	.17	.52	.69	(.26)	(.10)	(.36)	11.55	6.23	[8]	77		.65	[9]	.65	[9]	.90	[9]	3.05	[9]
10/31/2022	13.64	.21	(1.69)	(1.48)	(.16)	(.78)	(.94)	11.22	(11.66)		69		.64		.64		.89		1.74
10/31/2021	13.00	.18	1.18	1.36	(.36)	(.36)	(.72)	13.64	10.79		72		.63		.63		.88		1.32
10/31/2020	12.96	.21	.32	.53	(.27)	(.22)	(.49)	13.00	4.16		57		.64		.64		.91		1.65
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01		47		.65		.65		.94		1.94
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)		35		.66		.66		.98		1.69
Class 529-T:
4/30/2023[6,7]	11.37	.21	.52	.73	(.31)	(.10)	(.41)	11.69	6.54	[8,11]	—	[12]	.07	[9,11]	.07	[9,11]	.32	[9,11]	3.64	[9,11]
10/31/2022	13.81	.27	(1.71)	(1.44)	(.22)	(.78)	(1.00)	11.37	(11.28)[11]		—	[12]	.17	[11]	.17	[11]	.42	[11]	2.20	[11]
10/31/2021	13.14	.24	1.20	1.44	(.41)	(.36)	(.77)	13.81	11.33	[11]	—	[12]	.20	[11]	.20	[11]	.45	[11]	1.76	[11]
10/31/2020	13.09	.27	.31	.58	(.31)	(.22)	(.53)	13.14	4.56	[11]	—	[12]	.22	[11]	.22	[11]	.49	[11]	2.08	[11]
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49	[11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.36	[11]
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08	[11]	—	[12]	.24	[11]	.24	[11]	.56	[11]	2.09	[11]
Class 529-F-1:
4/30/2023[6,7]	11.40	.20	.52	.72	(.30)	(.10)	(.40)	11.72	6.47	[8,11]	—	[12]	.22	[9,11]	.20	[9,11]	.45	[9,11]	3.51	[9,11]
10/31/2022	13.83	.27	(1.71)	(1.44)	(.21)	(.78)	(.99)	11.40	(11.25)[11]		—	[12]	.22	[11]	.22	[11]	.47	[11]	2.15	[11]
10/31/2021	13.19	.23	1.20	1.43	(.43)	(.36)	(.79)	13.83	11.23	[11]	—	[12]	.25	[11]	.25	[11]	.50	[11]	1.64	[11]
10/31/2020	13.14	.27	.32	.59	(.32)	(.22)	(.54)	13.19	4.60	[11]	—	[12]	.17	[11]	.17	[11]	.44	[11]	2.11	[11]
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55		157		.19		.19		.48		2.40
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17		112		.19		.19		.51		2.15
Class 529-F-2:
4/30/2023[6,7]	11.34	.20	.52	.72	(.31)	(.10)	(.41)	11.65	6.51	[8]	371		.12	[9]	.12	[9]	.37	[9]	3.58	[9]
10/31/2022	13.77	.28	(1.71)	(1.43)	(.22)	(.78)	(1.00)	11.34	(11.19)		318		.14		.14		.39		2.24
10/31/2021	13.11	.24	1.20	1.44	(.42)	(.36)	(.78)	13.77	11.35		301		.17		.17		.42		1.78
10/31/2020[7,14]	13.11	—	—	—	—	—	—	13.11	—		203		—		—		—		—
Class 529-F-3:
4/30/2023[6,7]	11.33	.21	.52	.73	(.32)	(.10)	(.42)	11.64	6.57	[8]	—	[12]	.08	[9]	.08	[9]	.33	[9]	3.62	[9]
10/31/2022	13.76	.28	(1.70)	(1.42)	(.23)	(.78)	(1.01)	11.33	(11.14)		—	[12]	.08		.08		.33		2.29
10/31/2021	13.11	.25	1.20	1.45	(.44)	(.36)	(.80)	13.76	11.41		—	[12]	.10		.08		.33		1.89
10/31/2020[7,14]	13.11	—	—	—	—	—	—	13.11	—		—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

40	American Funds College Target Date Series

Financial highlights (continued)

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$10.86	$.17	$.37	$.54	$(.25)	$(.05)	$(.30)	$11.10	5.06%[8]		$2,327		.42%[9]		.42%[9]		.68%[9]		3.16%[9]
10/31/2022	12.63	.20	(1.39)	(1.19)	(.14)	(.44)	(.58)	10.86	(9.89)		2,232		.41		.41		.66		1.70
10/31/2021	12.57	.15	.52	.67	(.37)	(.24)	(.61)	12.63	5.49		2,448		.41		.41		.65		1.21
10/31/2020	12.38	.21	.38	.59	(.28)	(.12)	(.40)	12.57	4.91		2,046		.42		.42		.67		1.72
10/31/2019	11.78	.27	.74	1.01	(.23)	(.18)	(.41)	12.38	8.85		1,544		.43		.43		.70		2.23
10/31/2018	12.09	.23	(.22)	.01	(.19)	(.13)	(.32)	11.78	.02		1,168		.43		.43		.71		1.96
Class 529-C:
4/30/2023[6,7]	10.69	.13	.36	.49	(.16)	(.05)	(.21)	10.97	4.64	[8]	218		1.18	[9]	1.18	[9]	1.44	[9]	2.40	[9]
10/31/2022	12.44	.11	(1.38)	(1.27)	(.04)	(.44)	(.48)	10.69	(10.59)		216		1.17		1.17		1.42		.93
10/31/2021	12.35	.06	.52	.58	(.25)	(.24)	(.49)	12.44	4.75		258		1.16		1.16		1.40		.46
10/31/2020	12.18	.13	.36	.49	(.20)	(.12)	(.32)	12.35	4.12		238		1.16		1.16		1.41		1.07
10/31/2019	11.60	.18	.72	.90	(.14)	(.18)	(.32)	12.18	8.02		308		1.17		1.17		1.44		1.49
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)		244		1.18		1.18		1.46		1.18
Class 529-E:
4/30/2023[6,7]	10.80	.16	.36	.52	(.22)	(.05)	(.27)	11.05	4.93	[8]	91		.65	[9]	.65	[9]	.91	[9]	2.93	[9]
10/31/2022	12.56	.17	(1.38)	(1.21)	(.11)	(.44)	(.55)	10.80	(10.08)		89		.64		.64		.89		1.47
10/31/2021	12.50	.12	.53	.65	(.35)	(.24)	(.59)	12.56	5.29		100		.63		.63		.87		.99
10/31/2020	12.32	.19	.37	.56	(.26)	(.12)	(.38)	12.50	4.64		86		.64		.64		.89		1.51
10/31/2019	11.72	.24	.74	.98	(.20)	(.18)	(.38)	12.32	8.67		70		.65		.65		.92		2.01
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)		54		.66		.66		.94		1.73
Class 529-T:
4/30/2023[6,7]	10.90	.19	.37	.56	(.28)	(.05)	(.33)	11.13	5.22	[8,11]	—	[12]	.07	[9,11]	.07	[9,11]	.33	[9,11]	3.50	[9,11]
10/31/2022	12.66	.23	(1.39)	(1.16)	(.16)	(.44)	(.60)	10.90	(9.61)[11]		—	[12]	.16	[11]	.16	[11]	.41	[11]	1.94	[11]
10/31/2021	12.59	.18	.52	.70	(.39)	(.24)	(.63)	12.66	5.74	[11]	—	[12]	.21	[11]	.21	[11]	.45	[11]	1.41	[11]
10/31/2020	12.40	.24	.37	.61	(.30)	(.12)	(.42)	12.59	5.07	[11]	—	[12]	.21	[11]	.21	[11]	.46	[11]	1.96	[11]
10/31/2019	11.80	.29	.73	1.02	(.24)	(.18)	(.42)	12.40	9.02	[11]	—	[12]	.23	[11]	.23	[11]	.50	[11]	2.43	[11]
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22	[11]	—	[12]	.24	[11]	.24	[11]	.52	[11]	2.14	[11]
Class 529-F-1:
4/30/2023[6,7]	10.91	.19	.37	.56	(.27)	(.05)	(.32)	11.15	5.25	[8,11]	—	[12]	.21	[9,11]	.20	[9,11]	.46	[9,11]	3.38	[9,11]
10/31/2022	12.68	.22	(1.40)	(1.18)	(.15)	(.44)	(.59)	10.91	(9.74)[11]		—	[12]	.22	[11]	.22	[11]	.47	[11]	1.88	[11]
10/31/2021	12.63	.17	.53	.70	(.41)	(.24)	(.65)	12.68	5.73	[11]	—	[12]	.26	[11]	.26	[11]	.50	[11]	1.34	[11]
10/31/2020	12.44	.25	.37	.62	(.31)	(.12)	(.43)	12.63	5.12	[11]	—	[12]	.17	[11]	.17	[11]	.42	[11]	1.97	[11]
10/31/2019	11.84	.30	.74	1.04	(.26)	(.18)	(.44)	12.44	9.09		188		.19		.19		.46		2.47
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30		135		.19		.19		.47		2.19
Class 529-F-2:
4/30/2023[6,7]	10.87	.19	.36	.55	(.28)	(.05)	(.33)	11.09	5.18	[8]	372		.11	[9]	.11	[9]	.37	[9]	3.47	[9]
10/31/2022	12.63	.23	(1.38)	(1.15)	(.17)	(.44)	(.61)	10.87	(9.59)		340		.14		.14		.39		1.97
10/31/2021	12.57	.18	.52	.70	(.40)	(.24)	(.64)	12.63	5.73		331		.17		.17		.41		1.45
10/31/2020[7,14]	12.57	—	—	—	—	—	—	12.57	—		247		—		—		—		—
Class 529-F-3:
4/30/2023[6,7]	10.86	.19	.38	.57	(.29)	(.05)	(.34)	11.09	5.23	[8]	1		.07	[9]	.07	[9]	.33	[9]	3.49	[9]
10/31/2022	12.63	.23	(1.38)	(1.15)	(.18)	(.44)	(.62)	10.86	(9.61)		1		.07		.07		.32		2.01
10/31/2021	12.57	.20	.52	.72	(.42)	(.24)	(.66)	12.63	5.87		1		.07		.07		.31		1.61
10/31/2020[7,14]	12.57	—	—	—	—	—	—	12.57	—		—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College Enrollment Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2023[6,7]	$9.06	$.14		$.27	$.41	$(.21)	$—	$(.21)	$9.26	4.57%[8]	$1,516		.42%[9]		.42%[9]		.69%[9]		3.12%[9]
10/31/2022	10.04	.14		(1.01)	(.87)	(.06)	(.05)	(.11)	9.06	(8.75)	1,650		.40		.40		.67		1.43
10/31/2021	10.39	.07		(.08)	(.01)	(.27)	(.07)	(.34)	10.04	(.07)	2,296		.41		.41		.68		.72
10/31/2020	10.09	.13		.40	.53	(.23)	—	(.23)	10.39	5.34	821		.41		.41		.68		1.25
10/31/2019	9.70	.19		.34	.53	(.14)	—	(.14)	10.09	5.49	769		.42		.42		.71		1.91
10/31/2018	9.95	.16		(.27)	(.11)	(.12)	(.02)	(.14)	9.70	(1.11)	818		.44		.44		.75		1.61
Class 529-C:
4/30/2023[6,7]	9.06	.11		.27	.38	(.11)	—	(.11)	9.33	4.20 [8]	110		1.18	[9]	1.18	[9]	1.45	[9]	2.36	[9]
10/31/2022	10.06	.06		(1.01)	(.95)	— [15]	(.05)	(.05)	9.06	(9.47)	135		1.17		1.17		1.44		.63
10/31/2021	10.34	—	[15]	(.09)	(.09)	(.12)	(.07)	(.19)	10.06	(.85)	240		1.16		1.16		1.43		(.02)
10/31/2020	10.02	.07		.39	.46	(.14)	—	(.14)	10.34	4.63	92		1.12		1.12		1.39		.65
10/31/2019	9.64	.11		.34	.45	(.07)	—	(.07)	10.02	4.73	206		1.18		1.18		1.47		1.16
10/31/2018	9.84	.08		(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
Class 529-E:
4/30/2023[6,7]	9.03	.13		.26	.39	(.18)	—	(.18)	9.24	4.39 [8]	64		.65	[9]	.65	[9]	.92	[9]	2.89	[9]
10/31/2022	10.01	.11		(1.00)	(.89)	(.04)	(.05)	(.09)	9.03	(8.96)	71		.64		.64		.91		1.19
10/31/2021	10.36	.05		(.08)	(.03)	(.25)	(.07)	(.32)	10.01	(.31)	103		.63		.63		.90		.51
10/31/2020	10.05	.11		.40	.51	(.20)	—	(.20)	10.36	5.19	38		.61		.61		.88		1.08
10/31/2019	9.66	.17		.34	.51	(.12)	—	(.12)	10.05	5.31	42		.64		.64		.93		1.69
10/31/2018	9.92	.13		(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
Class 529-T:
4/30/2023[6,7]	9.08	.16		.26	.42	(.24)	—	(.24)	9.26	4.64 [8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.35	[9,11]	3.45	[9,11]
10/31/2022	10.05	.16		(1.01)	(.85)	(.07)	(.05)	(.12)	9.08	(8.53)[11]	—	[12]	.18	[11]	.18	[11]	.45	[11]	1.68	[11]
10/31/2021	10.40	.09		(.08)	.01	(.29)	(.07)	(.36)	10.05	.13 [11]	—	[12]	.20	[11]	.20	[11]	.47	[11]	.89	[11]
10/31/2020	10.10	.15		.40	.55	(.25)	—	(.25)	10.40	5.57 [11]	—	[12]	.21	[11]	.21	[11]	.48	[11]	1.47	[11]
10/31/2019	9.70	.21		.34	.55	(.15)	—	(.15)	10.10	5.71 [11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.10	[11]
10/31/2018	9.96	.16		(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[11]	—	[12]	.25	[11]	.25	[11]	.56	[11]	1.69	[11]
Class 529-F-1:
4/30/2023[6,7]	9.09	.15		.27	.42	(.23)	—	(.23)	9.28	4.72 [8,11]	—	[12]	.20	[9,11]	.18	[9,11]	.45	[9,11]	3.34	[9,11]
10/31/2022	10.06	.16		(1.02)	(.86)	(.06)	(.05)	(.11)	9.09	(8.60)[11]	—	[12]	.22	[11]	.22	[11]	.49	[11]	1.64	[11]
10/31/2021	10.43	.08		(.07)	.01	(.31)	(.07)	(.38)	10.06	.08 [11]	—	[12]	.27	[11]	.27	[11]	.54	[11]	.81	[11]
10/31/2020	10.13	.15		.40	.55	(.25)	—	(.25)	10.43	5.59	—	[12]	.18		.18		.45		1.51
10/31/2019	9.73	.21		.35	.56	(.16)	—	(.16)	10.13	5.81	125		.19		.19		.48		2.15
10/31/2018	9.99	.18		(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
Class 529-F-2:
4/30/2023[6,7]	9.07	.16		.26	.42	(.24)	—	(.24)	9.25	4.68 [8]	246		.09	[9]	.09	[9]	.36	[9]	3.45	[9]
10/31/2022	10.04	.16		(1.00)	(.84)	(.08)	(.05)	(.13)	9.07	(8.47)	264		.14		.14		.41		1.69
10/31/2021	10.39	.10		(.08)	.02	(.30)	(.07)	(.37)	10.04	.17	339		.17		.17		.44		.96
10/31/2020[7,14]	10.39	—		—	—	—	—	—	10.39	—	120		—		—		—		—
Class 529-F-3:
4/30/2023[6,7]	9.06	.16		.27	.43	(.25)	—	(.25)	9.24	4.75 [8]	—	[12]	.09	[9]	.09	[9]	.36	[9]	3.43	[9]
10/31/2022	10.03	.17		(1.01)	(.84)	(.08)	(.05)	(.13)	9.06	(8.44)	—	[12]	.09		.09		.36		1.77
10/31/2021	10.39	.10		(.08)	.02	(.31)	(.07)	(.38)	10.03	.23	—	[12]	.10		.08		.35		1.01
10/31/2020[7,14]	10.39	—		—	—	—	—	—	10.39	—	—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

42	American Funds College Target Date Series

Financial highlights (continued)

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2023[6,7,8]	2022	2021	2020	2019	2018
College 2039 Fund	—%[16]	7%	4%[7,8,10]
College 2036 Fund	— [16]	9	27	28%	—%[16]	—%[7,8,13,16]
College 2033 Fund	4	8	35	26	4	— [16]
College 2030 Fund	6	10	44	24	7	8
College 2027 Fund	3	10	30	28	9	10
College 2024 Fund	7	17	18	13	— [16]	6
College Enrollment Fund	2	7	11	16	5	4

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and/or reimbursed a portion of miscellaneous fees and expenses during certain funds’ startup periods.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Amount less than $.01.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds College Target Date Series	43

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American Funds College Target Date Series

Expense example (continued)

College 2039 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,116.25	$2.62	.50%	$4.62	.88%
Class 529-A – assumed 5% return	1,000.00	1,022.32	2.51	.50	4.41	.88
Class 529-C – actual return	1,000.00	1,112.15	6.28	1.20	8.27	1.58
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.90	1.58
Class 529-E – actual return	1,000.00	1,114.15	3.41	.65	5.40	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.16	1.03
Class 529-T – actual return	1,000.00	1,117.41	.79	.15	2.78	.53
Class 529-T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.66	.53
Class 529-F-1 – actual return	1,000.00	1,116.98	1.05	.20	3.04	.58
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.91	.58
Class 529-F-2 – actual return	1,000.00	1,117.08	.79	.15	2.78	.53
Class 529-F-2 – assumed 5% return	1,000.00	1,024.05	.75	.15	2.66	.53
Class 529-F-3 – actual return	1,000.00	1,117.26	.37	.07	2.36	.45
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.26	.45

College 2036 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,104.50	$2.30	.44%	$4.07	.78%
Class 529-A – assumed 5% return	1,000.00	1,022.61	2.21	.44	3.91	.78
Class 529-C – actual return	1,000.00	1,099.82	6.20	1.19	7.97	1.53
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.65	1.53
Class 529-E – actual return	1,000.00	1,102.57	3.39	.65	5.16	.99
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.96	.99
Class 529-T – actual return	1,000.00	1,106.08	.42	.08	2.19	.42
Class 529-T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,104.93	.89	.17	2.66	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.56	.51
Class 529-F-2 – actual return	1,000.00	1,106.56	.63	.12	2.40	.46
Class 529-F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.31	.46
Class 529-F-3 – actual return	1,000.00	1,105.32	.42	.08	2.19	.42
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.11	.42

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	45

Expense example (continued)

College 2033 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,088.70	$2.23	.43%	$3.78	.73%
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.66	.73
Class 529-C – actual return	1,000.00	1,085.26	6.15	1.19	7.70	1.49
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.45	1.49
Class 529-E – actual return	1,000.00	1,087.96	3.37	.65	4.92	.95
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.76	.95
Class 529-T – actual return	1,000.00	1,091.02	.31	.06	1.87	.36
Class 529-T – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36
Class 529-F-1 – actual return	1,000.00	1,089.33	1.04	.20	2.59	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.51	.50
Class 529-F-2 – actual return	1,000.00	1,090.86	.62	.12	2.18	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42
Class 529-F-3 – actual return	1,000.00	1,091.30	.41	.08	1.97	.38
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.91	.38

College 2030 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,075.18	$2.21	.43%	$3.60	.70%
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.51	.70
Class 529-C – actual return	1,000.00	1,070.82	6.06	1.18	7.45	1.45
Class 529-C – assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.25	1.45
Class 529-E – actual return	1,000.00	1,073.49	3.34	.65	4.73	.92
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.61	.92
Class 529-T – actual return	1,000.00	1,076.70	.31	.06	1.70	.33
Class 529-T – assumed 5% return	1,000.00	1,024.50	.30	.06	1.66	.33
Class 529-F-1 – actual return	1,000.00	1,076.02	1.03	.20	2.42	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.36	.47
Class 529-F-2 – actual return	1,000.00	1,076.48	.62	.12	2.01	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	1.96	.39
Class 529-F-3 – actual return	1,000.00	1,076.99	.36	.07	1.75	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.71	.34

Refer to the end of the tables for footnotes.

46	American Funds College Target Date Series

Expense example (continued)

College 2027 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,063.99	$2.20	.43%	$3.48	.68%
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.41	.68
Class 529-C – actual return	1,000.00	1,060.19	6.03	1.18	7.30	1.43
Class 529-C – assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.15	1.43
Class 529-E – actual return	1,000.00	1,062.27	3.32	.65	4.60	.90
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.51	.90
Class 529-T – actual return	1,000.00	1,065.40	.36	.07	1.64	.32
Class 529-T – assumed 5% return	1,000.00	1,024.45	.35	.07	1.61	.32
Class 529-F-1 – actual return	1,000.00	1,064.69	1.02	.20	2.30	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.26	.45
Class 529-F-2 – actual return	1,000.00	1,065.14	.61	.12	1.89	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	1.86	.37
Class 529-F-3 – actual return	1,000.00	1,065.71	.41	.08	1.69	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.66	.33

College 2024 Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,050.56	$2.14	.42%	$3.46	.68%
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.41	.68
Class 529-C – actual return	1,000.00	1,046.35	5.99	1.18	7.31	1.44
Class 529-C – assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.20	1.44
Class 529-E – actual return	1,000.00	1,049.26	3.30	.65	4.62	.91
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.56	.91
Class 529-T – actual return	1,000.00	1,052.20	.36	.07	1.68	.33
Class 529-T – assumed 5% return	1,000.00	1,024.45	.35	.07	1.66	.33
Class 529-F-1 – actual return	1,000.00	1,052.50	1.02	.20	2.34	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.31	.46
Class 529-F-2 – actual return	1,000.00	1,051.76	.56	.11	1.88	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	1.86	.37
Class 529-F-3 – actual return	1,000.00	1,052.27	.36	.07	1.68	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.66	.33

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	47

Expense example (continued)

College Enrollment Fund

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,045.70	$2.13	.42%	$3.50	.69%
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.46	.69
Class 529-C – actual return	1,000.00	1,042.01	5.97	1.18	7.34	1.45
Class 529-C – assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.25	1.45
Class 529-E – actual return	1,000.00	1,043.93	3.29	.65	4.66	.92
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.61	.92
Class 529-T – actual return	1,000.00	1,046.44	.41	.08	1.78	.35
Class 529-T – assumed 5% return	1,000.00	1,024.40	.40	.08	1.76	.35
Class 529-F-1 – actual return	1,000.00	1,047.22	.91	.18	2.28	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.26	.45
Class 529-F-2 – actual return	1,000.00	1,046.80	.46	.09	1.83	.36
Class 529-F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.81	.36
Class 529-F-3 – actual return	1,000.00	1,047.55	.46	.09	1.83	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.81	.36

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

48	American Funds College Target Date Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

American Funds College Target Date Series	49

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

50	American Funds College Target Date Series

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds College Target Date Series	51

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2023